Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	Tributary Funds, Inc.
Central Index Key	0000932381
Amendment Flag	false
Document Creation Date	Jul. 21, 2017
Document Effective Date	Aug. 01, 2017
Prospectus Date	Aug. 01, 2017